Property and Equipment, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	¥ 6,916,022	¥ 4,257,506	¥ 3,913,937
Asset Pledged as Collateral [Member]
Property and Equipment, Net (Details) [Line Items]
Net book amount of building pledged as collateral	73,856,520	18,049,651
Lianwai Schools [Member] | Asset Pledged as Collateral [Member]
Property and Equipment, Net (Details) [Line Items]
Net book amount of building pledged as collateral	5,349,559	65,403,271
Lianwai Kindergartens [Member] | Asset Pledged as Collateral [Member]
Property and Equipment, Net (Details) [Line Items]
Net book amount of building pledged as collateral	¥ 4,612,282	¥ 4,732,232